UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

13FCON P 2/17/11

[redacted]

11000647

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Robeco Investment Management, Inc.
Address: 909 Third Avenue
New York, NY 10022

13F File Number: 28-12484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Mary Ann Iudice
Title: Chief Compliance Officer
Phone: 212-908-9620

Signature, Place, and Date of Signing:

/s/ Mary Ann Iudice New York, NY July 23, 2007

CONFIDENTIAL TREATMENT DENIED

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

<PAGE>

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form13F Information Table Entry Total: 1

Form13F Information Table Value Total: $852 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

<PAGE>

CONFIDENTIAL TREATMENT REQUESTED

<TABLE> <C> <C>

FORM 13F INFORMATION TABLE

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
LIFE SCIENCES RESH INC	COM	532169109	852	54813	SH		SOLE		54813		0

</TABLE>